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PAGE 1
1996 Annual Report

IDS Mutual
(prospectus enclosed)

(Icon of) a pair of scales

The goal of IDS Mutual, a part of IDS Investment Series, Inc., is to provide a balance of growth of capital and current income. The Fund divides its investments between common stocks and senior securities (bonds and preferred stocks).

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
EXPRESS
Financial
Advisors

Distributed by American Express Financial Advisors, Inc.

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PAGE 2

(Icon of) a pair of scales

A beneficial balance

A balanced portfolio is one of the building blocks of investment planning. And balance is what IDS Mutual is all about. The Fund starts with a focus on stocks, many of which are part of the who's who of corporate America. To help balance the fluctuations inherent in stocks, as well as provide greater income to investors, bonds are added to the portfolio. The result: a Fund that offers income above that of a pure stock fund, while still providing potential for capital appreciation.

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PAGE 3
Contents

(Icon of) One open book inside of another

1996 annnual report
From the president                                   4
From the portfolio manager                           4
Ten largest holdings                                 6
Making the most of the Fund                          7
Long-term performance                                8
Independent auditors' report (Fund)                  9
Financial statements (Fund)                         10
Notes to financial statements (Fund)                13
Independent auditors' report (Portfolio)            18
Financial statements (Portfolio)                    19
Notes to financial statements (Portfolio)           22
Investments in securities                           33
IDS mutual funds                                    41
Federal income tax information                      45

The purpose of this annual report is to tell investors how the Fund performed.

1996 prospectus
The Fund in brief                                    3p
  Goals                                              3p
  Investment policies and risks                      3p
  Structure of the Fund                              4p
  Manager and distributor                            4p
  Portfolio manager                                  5p
  Alternative purchase arrangements                  5p

Sales charge and Fund expenses                       6p

Performance                                          8p
  Financial highlights                               8p
  Total returns                                     10p

Investment policies and risks                       12p
  Facts about investments and their risks           13p
  Valuing Fund shares                               16p

How to purchase, exchange or redeem shares          18p
  Alternative purchase arrangements                 18p
  How to purchase shares                            20p
  How to exchange shares                            23p
  How to redeem shares                              24p
  Reductions and waivers of the sales charge        29p

Special shareholder services                        34p
  Services                                          34p
  Quick telephone reference                         34p

Distributions and taxes                             35p
  Dividend and capital gain distributions           35p
  Reinvestments                                     36p
  Taxes                                             36p
  How to determine the correct TIN                  38p
PAGE 4
How the Fund and Portfolio are organized            39p
  Shares                                            39p
  Voting Rights                                     39p
  Shareholder meetings                              39p
  Special considerations regarding
    master/feeder structure                         40p
  Board members and officers                        41p
  Investment manager                                43p
  Administrator and transfer agent                  43p
  Distributor                                       44p

About American Express Financial Corporation        45p
  General Information                               45p

Appendex                                            46p
  Descriptions of derivative instruments            53p

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

(This annual report is not part of the prospectus.)

PAGE 5
To our shareholders

From the President

William R. Pearce
President of the Fund

The volatility in the stock market in recent months has put some investors, even experienced ones, on edge. Although no one can know exactly what will happen next, history tells us that ups and downs are intrinsic to stock investing.

But, history also shows that changing strategies with every twist and turn of the market is an impractical and, worse yet, typically unproductive way to invest. What matters more, therefore, is how we react to market volatility. If we take a long-term view and accept the downs with the ups, we improve our chances of success. For in the investment world, the race most often goes not to the swift, but to the persistent.

Along the way, of course, you'll still want to review your investment program to make sure it's on track to achieving your financial goals. Your American Express financial advisor will help you do just that, and I suggest you take advantage of his or her services on a regular basis.

On May 13, 1996, the Fund began investing its assets in Balanced Portfolio instead of directly in securities of individual companies. Following the portfolio manager's letter are the financial statements of both the Fund and Portfolio. The notes to the financials and the prospectus go into more detail of how the new structure works.

From the portfolio managers

Thomas W. Medcalf
Ed Labenski
Portfolio Managers

Despiete a steep downturn in the bond market lst winter, IDS Mutual generated a double-digit return during the past fiscal year,. For the October 1995 through September 1996 period, investors in Class A shares realized a total return of 11.8%. (This includes a capital gain paid to shareholders last December, which reduced the Fund's net asset value by the same amount at that time.)

The favorable factors of declining long-term interest rates, low inflation, moderate economic growth and good corporate profits, which had dominated the investment environment since the beginning of 1995, remained in place during the first several months of the period. After getting off to a slow start, the stock market rallied strongly from November through February, struggled somewhat through February, struggled somewhat through the spring and summer, then finished the period with a solid advance in September.
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PAGE 6
Value holds up in the down market

Unlike the previous several months, during which time growth stocks, particularly high-flying technology issues, far outperformed other types of stocks, the past 12 months saw value stocks begin to reassert themselves at times. Good examples came in November 1995 and this past July, when the Fund was virtually unaffected by sharp sell-offs among technology stocks. Concurrently, this Fund enjoyed good gains from our value stocks in comparatively unglamorous businesses such as banking, insurance and retailing.

As for changes to the stock portfolio, early in the fiscal year we gradually increased our holdings among foreign issues, which offered increasingly good value in relation to the U.S. market. When those stocks didn't respond as we expected, we reduced that exposure. To enhance the Fund's yield, we added more utility stocks and real estate investment trusts (REITS).

Bonds soar, then slump

On the bond side, the powerful rally that had been in place since the outset of 1995 continued into January 1996, benegiting our corporate and government holdings. The environment changed abruptly, though, when concerns about a pick-up in economic growth and, thus, inflation soon sent long-term interest rates higher and bond prices lower. The tumble, which lasted from February through mid-March, proved to be a substantial drag on Fund performance. Though still volatile, the bond market and the Fund gained back some ground from July through September, as inflation fears lessened, allowing long-term interest rates to come back down a bit.

The Fund entered the current fiscal year with roughly the same asset allocation as during the past 12 months--about 60% in stocks, a little more than 30% in bonds and less than 10% in cash reserves. In what could be a more challenging investment environment, we would expect this mix to fare relatively well while continuing to provide an above-average yield.

Class A
12 month performance
(All figures per share)
Net asset value (NAV)
________________________________
Sept. 30, 1996          $13.51
Sept. 30, 1995          $12.69
Increase                $ 0.82

Distributions
Oct. 1, 1995 - Sept. 30, 1996
________________________________
From income             $  0.52
From capital gains      $  0.13
Total distributions     $  0.65
________________________________
Total Return*           +11.8%**
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PAGE 7
Class B
12-month performance
(All figures per share)
Net asset value (NAV)
________________________________
Sept. 30, 1996          $13.47
Sept. 30, 1995          $12.66
Increase                $ 0.81

Distributions
Oct. 1, 1995 - Sept. 30, 1996
________________________________
From income             $  0.44
From capital gains      $  0.13
Total distributions     $  0.57
________________________________
Total Return*           +11.0%**

Class Y
12-month performance
(All figures per share)

Net asset value (NAV)
_______________________________
Sept. 30, 1996          $13.51
Sept. 30, 1995          $12.69
Increase                $ 0.82
________________________________
Distributions
Oct. 1, 1995 - Sept. 30, 1996
________________________________
From income             $  0.54
From capital gains      $  0.13
Total distributions     $  0.67
________________________________
Total Return*           +12.0%**

* The prospectus discusses the effect of sales charges, if any, on the various classes.

**The total return is a hypothetical investment in the Fund with all distributions reinvested.

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PAGE 8

Balanced Portfolio

The Portfolio's ten largest holdings

(Pie chart) The ten holdings listed here make up 9.21% of the Portfolio's net assets
________________________________________________________________________________________________________

                                                        Percent                                  Value
                                     (of Portfolio's net assets)                  (as of  Sept. 30, 1996)
_________________________________________________________________________________________________________
General Electric                                          0.96%                               $38,675,000
A diversified company with interests in manufacturing,
broadcasting (NBC), financial services and technology.

Emerson Electric                                          0.95                                 38,303,125
A diversified manufacturer of electrical and electronic products for use in commercial and industrial products, appliances and construction-related components.

Kimberly-Clark                                            0.93                                 37,453,125
World's largest manufacturer of tissue products and other
household, personal care and industrial paper products.

Baxter Intl                                               0.93                                 37,400,000
The largest distributor of hospital and medical supplies,
with additional business in the specialty medical products
and home care industries.

Gannett                                                   0.92                                 36,946,875
A diversified news and information company with interests in newspaper publishing, television and radio broadcasting, outdoor advertising and other related business services.

SmithKline Beecham                                        0.91                                 36,525,000
One of the world's largest pharmaceutical and healthcare companies, providing a wide range of prescription and over-the-counter drugs and clinical laboratory services.

May Department Stores                                     0.91                                 36,468,750
The country's largest department store chain. The company operates over 300 department stores, including Lord & Taylor, Foley's, Heck's and Filene's, and 3,800 Payless Shoe Stores.

Raytheon                                                  0.90                                 36,156,250
Designs, manufactures and sells electronic devices, equipment and systems for government and commercial use. About two-thirds of sales are to the military (missiles and electronics).

Bristol-Myers Squibb                                      0.90                                 36,140,625
One of the world's largest pharmaceutical companies.

Dow Chemical                                              0.90                                 36,112,500
 The second largest U.S. chemical company. Dow produces
basic chemicals and plastics, industrial specialties and
household, drug and agricultural products.


Excludes U.S. Treasury and government agency holdings.
/TABLE
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PAGE 9
Class A

12-month performance
(All figures per share)

Net asset value (NAV)
_____________________________
Sept. 30, 1996         $13.51
_____________________________
Sept. 30, 1996         $12.69
_____________________________
Increase               $ 0.82
_____________________________

Distributions
Oct. 1, 1995 -- Sept. 30, 1996
_____________________________
From income             $0.52
_____________________________
From capital gains      $0.13
_____________________________
Total distributions     $0.65
_____________________________
Total return*        +11.8%**
_____________________________



Class B

12-month performance
(All figures per share)

Net asset value (NAV)
_____________________________
Sept. 30, 1996         $13.47
_____________________________
Sept. 30, 1996         $12.66
_____________________________
Increase               $ 0.81
_____________________________

Distributions
Oct. 1, 1995 -- Sept. 30, 1996
_____________________________
From income             $0.44
_____________________________
From capital gains      $0.13
_____________________________
Total distributions     $0.57
_____________________________
Total return*        +11.0%**
_____________________________

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PAGE 10
Class Y

12-month performance
(All figures per share)

Net asset value (NAV)
 _____________________________
Sept. 30, 1996          $13.51
_____________________________
Sept. 30, 1996          $12.69
_____________________________
Increase                 $0.82
_____________________________

Distributions
Oct. 1, 1995 -- Sept. 30, 1996
_____________________________
From income              $0.54
_____________________________
From capital gains       $0.13
_____________________________
Total distributions      $0.67
_____________________________
Total return*         +12.0%**
_____________________________

*The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.
PAGE 8
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PAGE 11
Making the most of the Fund

Average annual total return
(as of Sept. 30, 1996)

              1 year     Since Inception   5 years     10 years
Class A        +6.24%         --%          +10.37%     +10.89%

Class B        +5.99%     +12.61%              --%         --%

Class Y*      +12.02%     +16.06%              --%         --%
*Inception date was March 20, 1995.

The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.
Figures for Class A reflect the effect of the maximum 5% sales charge and figures for Class B reflect the applicable contingent deferred sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Build your assets sytematically

One of the best ways to invest in the Fund is by dollar-cost averaging--a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

This does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works
______________________________________________________________
Month     Amount    Per-share      Number of shares purchased
          invested  market price

Jan       $100      $20            5.00
______________________________________________________________
Feb        100       18            5.56
______________________________________________________________
March      100       17            5.88
______________________________________________________________
April      100       15            6.67
______________________________________________________________
May        100       16            6.25
______________________________________________________________
June       100       18            5.56
______________________________________________________________
July       100       17            5.88
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PAGE 12
______________________________________________________________
Aug        100       19            5.26
______________________________________________________________
Sept       100       21            4.76
______________________________________________________________
Oct        100       20            5.00
______________________________________________________________

By investing an equal number of dollars each month you automatically buy more shares when the per share market price is low and fewer shares when the per share market price is high.

You have paid an average price of only $17.91 per share over the 10 months, while the average market price was actually $18.10.

PAGE 13
The Fund's long-term performance

Three ways to benefit from a mutual fund:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

             How $10,000 has grown is IDS Mutual
__________________________________________________________________
                                                     S&P 500 Stock
                                                     Index

                                                           $28,108
                                                           Mutual
                                                           Class A
$20,000


                                Lipper Balanced
                                Fund Index
$9,500

___________________________________________________________________
'86   '87   '88   '89    '90   '91   '92   '93   '94   '95   '96

Assumes:
o Holding period from 10/01/86 to 9/30/96.
o Returns do not reflect taxes payable on distributions.
o Reinvestments of all income and capital gain distributions for the Fund, with a value of $17,223.

Also see "Performance" in the Fund's current prospectus.

Standard and Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance.

Lipper Balanced Fund Index, published by Lipper Analytical
Services, Inc., includes 10 funds that are generally similar to the Fund, although some funds in the index may hae somewhat different investment policies or objectives.

PAGE 14
Average annual total return
(as of Sept. 30, 1996)

                  1 year     Since inception    5 years    10 years
___________________________________________________________________
Class A           +6.24%         --%            +10.37%    +10.89%

Class B           +5.99%     +12.61%                --%        --%

Class Y          +12.02%     +16.06%                --%        --%
___________________________________________________________________
*Inception date was March 20, 1995

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the S&P 500 and the Lipper Balanced Fund Index. In comparing IDS Mutual to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes. If you were actually to buy either individual securities or mutual fund, any sales charge that you pay would reduce your total return as well.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.
This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

PAGE 15
IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale holding two worlds

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

PAGE 16
IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) office building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

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PAGE 17
IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

PAGE 18
IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily of high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

PAGE 19
IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head enclosed

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes.
Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column enclosed

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star enclosed

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

PAGE 20
IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with a tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

PAGE 21
Federal income tax information

IDS Mutual Fund
_______________________________________ _______
The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year.
Some of the dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

Class A
Income distribution taxable as dividend income, 37.24% qualifying for deduction by corporations.

Payable date             Per share

Dec. 28, 1995            $0.12995

March 29, 1996            0.12585

June 28, 1996             0.12904

Sept. 27, 1996            0.13921

Total                    $0.52405

Capital gain distribution taxable as long-term capital gain.

Payable datePer share

Dec. 28, 1995            $0.12770

Total distributions      $0.65175

PAGE 22
Class B
Income distribution taxable as dividend income, 37.24% qualifying for deduction by corporations.

Payable date             Per share

Dec. 28, 1995            $0.11145

March 29, 1996            0.10538

June 28, 1996             0.10714

Sept. 27, 1996            0.11631

Total                    $0.44028

Capital gain distribution taxable as long-term capital gain.

Payable date             Per share

Dec. 28, 1995             $0.12770

Total distributions       $0.56798


Class Y
Income distribution taxable as dividend income, 37.24% qualifying for deduction by corporations.

Payable date             Per share

Dec. 28, 1995             $0.13549

March 29, 1996             0.13148

June 28, 1996              0.13466

Sept. 27, 1996             0.14480

Total                     $0.54643

Capital gain distribution taxable as long-term capital gain.

Payable date             Per share

Dec. 28, 1995             $0.12770

Total distributions       $0.67413

PAGE 23
Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:  800-437-3133
Mpls./St. Paul area:  671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota: 800-272-4445
Mpls./St. Paul area: 671-1630

AMERICAN
EXPRESS
Financial
Advisors


IDS Mutual
IDS Tower 10
Minneapolis, MN  55440-0010

PAGE 24
STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue strip
                                         at the top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report.                       parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.